Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021	$ 135	$ 22,640	$ (9,022)	$ 13,753
Balance (in Shares) at Dec. 31, 2021	135,034,564
Stock-based compensation		333		333
Stock-based compensation (in Shares)	187,500
Net loss			(528)	(528)
Balance at Mar. 31, 2022	$ 135	22,973	(9,550)	13,558
Balance (in Shares) at Mar. 31, 2022	135,222,064
Balance at Dec. 31, 2021	$ 135	22,640	(9,022)	13,753
Balance (in Shares) at Dec. 31, 2021	135,034,564
Net loss				(793)
Balance at Jun. 30, 2022	$ 136	23,266	(9,815)	13,587
Balance (in Shares) at Jun. 30, 2022	135,559,564
Balance at Mar. 31, 2022	$ 135	22,973	(9,550)	13,558
Balance (in Shares) at Mar. 31, 2022	135,222,064
Stock-based compensation	$ 1	293		294
Stock-based compensation (in Shares)	187,500
Stock option exercises
Stock option exercises (in Shares)	150,000
Net loss			(265)	(265)
Balance at Jun. 30, 2022	$ 136	23,266	(9,815)	13,587
Balance (in Shares) at Jun. 30, 2022	135,559,564
Balance at Dec. 31, 2022	$ 135	23,795	(11,934)	$ 11,996
Balance (in Shares) at Dec. 31, 2022	135,409,564			135,409,564
Stock-based compensation	$ 1	299		$ 300
Stock-based compensation (in Shares)	562,500
Stock option exercises
Stock option exercises (in Shares)	104,451
Net loss			(3,609)	(3,609)
Balance at Mar. 31, 2023	$ 136	24,094	(15,543)	8,687
Balance (in Shares) at Mar. 31, 2023	136,076,515
Balance at Dec. 31, 2022	$ 135	23,795	(11,934)	$ 11,996
Balance (in Shares) at Dec. 31, 2022	135,409,564			135,409,564
Stock option exercises (in Shares)				220,000
Net loss				$ (6,679)
Balance at Jun. 30, 2023	$ 136	24,496	(18,613)	$ 6,019
Balance (in Shares) at Jun. 30, 2023	136,261,515			135,409,564
Balance at Mar. 31, 2023	$ 136	24,094	(15,543)	$ 8,687
Balance (in Shares) at Mar. 31, 2023	136,076,515
Stock-based compensation		396		396
Stock-based compensation (in Shares)	125,000
Stock option exercises		6		6
Stock option exercises (in Shares)	60,000
Net loss			(3,070)	(3,070)
Balance at Jun. 30, 2023	$ 136	$ 24,496	$ (18,613)	$ 6,019
Balance (in Shares) at Jun. 30, 2023	136,261,515			135,409,564